Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Reconciliation of Basic and Diluted Earnings (Loss) Per Share
The following is a reconciliation of basic and diluted earnings per share from continuing operations for the years ended December 31, 2022, 2021 and 2020:

In millions, except per share amounts	2022	2021	2020
Numerator for earnings per share calculation:
Income from continuing operations	$4,327	$7,989	$7,201
Net (income) loss attributable to noncontrolling interests	(16)	12	(13)
Income from continuing operations attributable to CVS Health	$4,311	$8,001	$7,188

Denominator for earnings per share calculation:
Weighted average shares, basic	1,312	1,319	1,309
Restricted stock units and performance stock units	6	6	4
Stock options and SARs	5	4	1
Weighted average shares, diluted	1,323	1,329	1,314

Earnings per share from continuing operations:
Basic	$3.29	$6.07	$5.49
Diluted	$3.26	$6.02	$5.47